As filed with the Securities and Exchange Commission on December 11, 2017

No. 333-191019

 No. 811-22883

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 12	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANYACT OF 1940	☒
Amendment No. 17	☒
(Check appropriate box or boxes)

ARK ETF Trust

(Exact Name of Registrant as Specified in Charter)

c/o ARK Investment Management LLC
155 West 19th Street, Fifth Floor
New York, NY 10011
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (212) 426-7040

Corporation Service Company 2711 Centerville Road, Suite 400 Wilmington, DE 19808 (Name and Address of Agent for Service)	With a copy to Kellen Carter, Esq. Chief Compliance Officer ARK Investment Management LLC 155 West 19th Street, Fifth Floor New York, NY 10011	With a copy to: Allison Fumai, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

X	Immediately upon filing pursuant to paragraph (b)
On _______________ pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On _______________ pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On _______________ pursuant to paragraph (a)(2) of rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

______	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the 11th day of December, 2017.

ARK ETF Trust

By:	/s/ Kellen Carter
Name:	Kellen Carter
Title:	Chief Compliance Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title

/s/ Scott R. Chichester*
Scott R. Chichester	Trustee

/s/ Darlene T. DeRemer*
Darlene T. DeRemer	Trustee

/s/ Robert G. Zack*
Robert G. Zack	Trustee

/s/ Catherine D. Wood*
Catherine D. Wood	Trustee, Chief Executive Officer and Chief Investment Officer

/s Kellen Carter
Kellen Carter	Chief Compliance Officer

/s/ William C. Cox
William C. Cox	Treasurer and Chief Financial Officer

* By:	/s/ Kellen Carter _____________________

Kellen Carter

Attorney-in-Fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Label Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase